Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating activities
Loss before income tax	€ (407,939)	€ (72,590)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(8,828)	(5,103)
Finance expense	10,015	14,519
Depreciation and amortization	11,342	7,244
Loss on disposal of fixed assets	0	357
Impairments of inventory and prepayments	39,142
Share-based payment expense	11,470	7,399
Working capital changes
Decrease / (increase) in trade receivables and contract assets	(7,810)	16,662
Decrease / (increase) in inventory	(143,638)	4,775
Decrease / (increase) in other assets	(214,621)	(19,336)
Receipts from grants from government agencies and similar bodies	38,349	17,630
(Decrease) / increase in trade and other payables and contract liabilities	130,022	116,457
(Decrease) / Increase in other current financial and other liabilities	78
Decrease / (increase) in deferred taxes	(100)	(65)
Income taxes paid	(352)	(98)
Interest received	25
Interest paid	(7,212)	(6,869)
Net cash flow (used in) operating activities	(550,057)	80,982
Investing activities
Purchase of property, plant and equipment	(91,032)	(15,149)
Purchase of intangible assets	(2,273)	(5,883)
Proceeds from asset related grants		3,237
Proceeds from sale of other financial assets		329
Net cash flow (used in) investing activities	(93,305)	(17,466)
Financing activities
Payments on lease obligations	(2,346)	(3,478)
Proceeds from the convertible loans		24,860
Repayment of convertible loans		(94,749)
Payments on treasury shares	(23,339)
Proceeds from the issuance of shares (net of transaction costs)	404,164	867,717
Net cash flow (used in) provided by financing activities	378,479	794,350
Net increase (decrease) in cash and cash equivalents	(264,883)	857,866
Currency translation gains (losses) on cash and cash equivalents	3,261	3,849
Cash and cash equivalents, beginning of period	1,322,593	30,684
Cash and cash equivalents, end of period	€ 1,060,971	€ 892,399